Commitments and contingencies (Details) € in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 05, 2024 item	Mar. 31, 2024 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Mar. 31, 2024 EUR (€)	Dec. 31, 2017 EUR (€)
Commitments and contingencies
Number of publicly disclosed information security breaches		1
Residual value guarantees in lease contracts		$ 938,228			€ 867,842
Acid Concentrate Products - Personal Injury
Commitments and contingencies
Settlement funded by insurers			$ 220,000			€ 179,284
Settlement under a reciprocal reservation of rights			250,000			€ 203,732
Net litigation settlement expense recorded			60,000	€ 48,896
Contribution to personal injury settlement			30,000	24,448
Uninsured fees and costs accrued			$ 30,000	€ 24,448
Amount to be recovered by AIG, if it prevails in all its remaining claims		60,000			48,896
Amount that FMCH claims to recover		$ 108,000			€ 88,012
Conversion of Company into legal form of stock corporation
Commitments and contingencies
Number of plaintiffs who filed against resolution approving conversion of Company into legal form of stock corporation		4
Number of actions for contestation and annulment filed against resolution approving conversion of Company into legal form of stock corporation		2
Conversion of Company into legal form of stock corporation | Minimum
Commitments and contingencies
Period of proceedings regarding action for contestation and annulment against resolution, first instance		1 year
Period of proceedings regarding action for contestation and annulment against resolution, second instance		1 year
Unfair or exclusionary conduct in violation of Section 5 of the FTC act
Commitments and contingencies
Number of civil investigative demands (CIDs) from U.S. Federal Trade Commission	2
Information security breach at Cardiovascular Consultants, Ltd
Commitments and contingencies
Number of putative class action lawsuits		3
Number of federal purported class action lawsuits voluntarily dismissed and consolidated with pending state court case		4
Number of actions that received class certification		0
Arizona state court
Commitments and contingencies
Number of putative class action lawsuits		1
Pennsylvania federal court
Commitments and contingencies
Number of putative class action lawsuits		2